DECOMMISSIONING OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Decommissioning Liabilities [Abstract]
Disclosure of detailed information about decommissioning liability [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
Balance, beginning of year	29,569	31,499
Obligations incurred	2,963	2,590
Obligations disposed (note 6)	-	(3,168)
Settlements [1]	(123)	-
Change in rates	(9,948)	(1,195)
Change in estimates	73	(182)
Accretion of decommissioning obligations [2]	581	25
Balance, end of year	23,115	29,569

1 For the period ended December 31, 2022, all obligations were indirectly settled through a government subsidy, whereby third party service providers were reimbursed on behalf of HHR.

2 Accretion of the decommissioning obligation due to the passage of time is presented within finance expense in the consolidated statement of profit (loss). See note 18.